Changes in presentation of financial statements - Reclassifications and other changes (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current assets
Receivables, net	$ 6,386	$ 5,861
Contract assets	1,082	1,141	$ 1,222
Inventories, net	4,284	3,737
Total assets	44,441	43,458	39,391
Current liabilities
Contract liabilities	1,707	1,792	$ 1,690
Other current liabilities	3,780	3,509
Total liabilities	$ 29,907	28,109
Previous classification
Current assets
Receivables, net		7,002
Inventories, net		3,591
Total assets		43,262
Current liabilities
Billings in excess of sales		744
Advances from customers		1,047
Other current liabilities		3,510
Total liabilities		27,913
Adjustment
Current assets
Receivables, net		(1,141)
Contract assets		1,141
Inventories, net		(146)
Current liabilities
Other current liabilities		(1)
Advances from customers previously recorded net within inventories reclassified to contract liabilities		146
Deferred revenues reclassified from other current liabilities to contract liabilities		$ 1